Condensed Financial Information of Registrant (SMFG)	12 Months Ended
Mar. 31, 2025
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Condensed Financial Information of Registrant (SMFG)
53	CONDENSED FINANCIAL INFORMATION OF REGISTRANT (SMFG)
Condensed Statements of Financial Position

	At March 31,
	2025	2024
	(In millions)
Assets:
Deposits with SMBC	¥530,273	¥309,526
Investments in SMBC	4,613,984	4,613,790
Loans to SMBC	12,416,502	12,104,056
Investments in other subsidiaries, associates and joint ventures	2,480,680	2,408,849
Other assets	310,671	291,223
Current tax assets	1,393	22,827

Total assets	¥20,353,503	¥19,750,271

Liabilities and equity:
Short-term borrowings from SMBC	¥1,679,650	¥1,707,650
Long-term borrowings	380,100	398,026
Debt securities in issue due to other subsidiaries	20,758	27,113
Debt securities in issue	9,889,186	9,961,308
Other liabilities	102,273	95,166

Total liabilities	12,071,967	12,189,263

Shareholders’ equity	6,418,083	6,105,493
Other equity instruments holders’ equity	1,863,453	1,455,515

Total equity	8,281,536	7,561,008

Total equity and liabilities	¥20,353,503	¥19,750,271

Condensed Income Statements

	For the fiscal year ended March 31,
	2025	2024	2023
	(In millions)
Income:
Interest income from SMBC	¥391,543	¥334,964	¥235,386
Dividends from SMBC	731,201	542,929	437,850
Dividends from other subsidiaries, associates and joint ventures	287,848	37,246	15,951
Fees and commission income from subsidiaries	21,498	21,722	12,421
Other income	5,197	9,655	1,956

Total income	1,437,287	946,516	703,564

Expense:
Interest expense to SMBC	12,071	5,586	5,546
Interest expense to other subsidiaries	9,363	9,961	4,830
Interest expense	350,428	313,356	220,397
Operating and other expense	71,586	58,418	68,659

Total expense	443,448	387,321	299,432

Profit before tax	993,839	559,195	404,132
Income tax expense	(12,355)	(8,670)	(8,348)

Net profit	¥1,006,194	¥567,865	¥412,480

Profit attributable to:
Shareholders	974,558	554,102	401,170
Other equity instruments holders	31,636	13,763	11,310

Condensed Statements of Cash Flows

	For the fiscal year ended March 31,
	2025	2024	2023

	(In millions)
Operating Activities:
Profit before tax	¥993,839	¥559,195	¥404,132
Income taxes paid—net	32,052	78,036	387
Other operating activities—net	(34,924)	63,260	359,237

Net cash and cash equivalents provided by operating activities	990,967	700,491	763,756

Investing Activities:
Loans provided to SMBC	(490,827)	(1,269,130)	(727,223)
Investments in subsidiaries	(93,679)	(377,437)	(19,796)
Investments in associates and joint ventures	(507)	(26,962)	—
Other investing activities—net	(4,697)	(5,995)	(2,770)

Net cash and cash equivalents used in investing activities	(589,710)	(1,679,524)	(749,789)

Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	(28,000)	220,000	(20,380)
Proceeds from issuance of long-term borrowings	—	1,263,169	61,042
Redemption of long-term borrowings	(13,000)	(1,259,255)	(36,046)
Proceeds from issuance of debt securities	1,403,275	1,260,767	1,191,048
Proceeds from issuance of other equity instruments	407,939	694,862	116,346
Redemption of debt securities	(1,255,520)	(564,970)	(861,730)
Redemption of other equity instruments	—	—	(85,000)
Dividends paid to shareholders	(412,120)	(348,010)	(301,600)
Coupons paid to other equity instruments holders	(31,636)	(13,763)	(11,310)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(251,448)	(211,218)	(138,507)

Net cash and cash equivalents provided by (used in) financing activities	(180,510)	1,041,582	(86,137)

Net increase (decrease) of cash and cash equivalents	220,747	62,549	(72,170)
Cash and cash equivalents at beginning of period	309,526	246,977	319,147

Cash and cash equivalents at end of period	¥530,273	¥309,526	¥246,977

Investments in subsidiaries, associates and joint ventures
Investments in subsidiaries, associates and joint ventures are stated at cost. The Company recognizes dividend income from these companies when its right to receive payment is established.
Investments in other subsidiaries, associates and joint ventures included equity investments in SMBC Nikko Securities Inc., Sumitomo Mitsui Card Company, Limited, Sumitomo Mitsui DS Asset Management Company, Limited, Sumitomo Mitsui Finance and Leasing Company, Limited and others at March 31, 2025 and 2024. The country of incorporation and the proportion of ownership interest of the Company in these companies was the same as described in Note 11 “Investments in Associates and Joint Ventures,” and Note 49 “Principal Subsidiaries.”
Long-term obligations
The Company had subordinated long-term borrowings amounting to ¥28 billion and ¥41 billion at March 31, 2025 and 2024, respectively, and had unsubordinated long-term borrowings amounting to ¥352 billion and ¥357 billion at March 31, 2025 and 2024, respectively. The Company also had subordinated bonds amounting to ¥1,257 billion and ¥1,449 billion, including ¥0.8 billion and ¥5.0 billion outstanding to its subsidiary, at March 31, 2025 and 2024, respectively, and had unsubordinated bonds amounting to ¥8,653 billion and ¥8,539 billion, including ¥20 billion and ¥22 billion outstanding to its subsidiary, at March 31, 2025 and 2024, respectively. For additional information, refer to Note 19 “Borrowings” and Note 20 “Debt Securities in Issue.”
Guarantees
The Company provided guarantee of ¥273 billion and ¥626 billion at March 31, 2025 and 2024, respectively, to the Deposit Protection Fund of the Association of German Banks with regard to the deposits of the SMBC Dusseldorf branch and SMBC Bank EU AG.